INCOME TAXES - Unrecognized Tax Benefits - Tabular Disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the balance of unrecognized tax benefits
Balance, beginning of year	$ 13,300	$ 13,300	$ 15,100
Settlements	0	0	(1,800)
Balance, end of year	$ 13,300	$ 13,300	$ 13,300